STOCK COMPENSATION (Schedule of Fair Value Assumptions for Stock Options) (Details) - Stock Option [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years 3 months	6 years 9 months 18 days
Expected volatility	63.00%	63.00%
Risk-free interest rate, minimum	0.01%	0.01%
Risk-free interest rate, maximum	2.07%	2.07%
Dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%